RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Net financial instrument asset position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (469)	$ (482)
Gains (losses) on change in fair value of derivatives	74	5	$ 57
Acquisitions, settlements and other	(87)	8
Balance, end of year	(588)	(469)	$ (482)
Tax equity	(402)	(412)
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Gains (losses) on change in fair value of derivatives	(12)	26
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Gains (losses) on change in fair value of derivatives	1	(19)
Unrealized (loss) gain through OCI	(5)	29
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Gains (losses) on change in fair value of derivatives	12	(28)
Unrealized (loss) gain through OCI	(51)	(37)
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Gains (losses) on change in fair value of derivatives	23	20
Unrealized (loss) gain through OCI	0	14
Derivative assets not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	43
Balance, end of year	58	43
Derivative assets not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	35
Balance, end of year	54	35
Derivative assets not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	8
Balance, end of year	4	8
Derivative assets designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	57
Balance, end of year	50	57
Derivative assets designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	57
Balance, end of year	50	57
Derivative liabilities not designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(95)
Balance, end of year	(65)	(95)
Derivative liabilities not designated as hedging instruments: | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(8)
Balance, end of year	(27)	(8)
Derivative liabilities not designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(77)
Balance, end of year	(18)	(77)
Derivative liabilities not designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(10)
Balance, end of year	(20)	(10)
Derivative liabilities designated as hedging instruments:
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(62)
Balance, end of year	(229)	(62)
Derivative liabilities designated as hedging instruments: | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(61)
Balance, end of year	(226)	(61)
Derivative liabilities designated as hedging instruments: | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(1)
Balance, end of year	$ (3)	$ (1)